Subsequent Events (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Feb. 13, 2023	Oct. 29, 2021	Sep. 24, 2021
Subsequent Events (Details) [Line Items]
Proceeds from Warrant Exercises (in Dollars)		$ 2,243,000
Closing cash (in Dollars)		$ 12,700,000
Public Warrants [Member]
Subsequent Events (Details) [Line Items]
Warrants exercised		218,205
Inflection Point Acquisition Corp. [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)				$ 10.1843		$ 10	$ 10
Aggregate amount (in Dollars)				$ 279,884,314
Business combination, shares				1,250,000
Inflection Point Acquisition Corp. [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Business combination, shares				1,250,000
Class A Common Stock [Member] | Inflection Point Acquisition Corp. [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares exercised				27,481,818
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common Stock Released By Earn-Out Units	2,500,000
Proceeds from Warrant Exercises (in Dollars)	$ 13,600,000
Subsequent Event [Member] | Public Warrants [Member]
Subsequent Events (Details) [Line Items]
Warrants exercised	1,183,901
Forecast [Member]
Subsequent Events (Details) [Line Items]
Closing cash (in Dollars)					$ 34,100,000